SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

Until December 31, 2015 the Company had three segments: Cellocator, MRM and RSA.

During 2016 Pointer spun off its Israeli subsidiary, Shagrir Group Vehicle Services Ltd, therefore Segments reporting was retroactively adjusted to reflect those adjustments. As of December 31, 2016 The Company has two reportable segments: the Cellocator segment and the MRM segment

The Company applies ASC 280, "Segment Reporting Disclosures". The Company evaluates performance and allocates resources based on operating profit or loss.

b.	The following presents segment results of operations for the year ended December 31, 2017:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	24,364	62,208	(8,417)	78,155

Segments operating profit	2,742	7,569	(2)	10,309

Segments tangible and intangible assets	9,026	37,799	1,968	48,793

Depreciation, amortization and impairment expenses	144	2,780	-	2,924

Expenditure for assets	197	3,069	-	3,266

The following presents segment results of operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	22,707	49,620	(7,974)	64,353

Segments operating profit	1,660	4,708	(120)	6,248

Segments tangible and intangible assets	8,359	35,392	2,148	45,899

Depreciation, amortization and impairment expenses	321	2,295	-	2,616

Expenditure for assets	135	2,264	-	2,399

The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	19,489	47,938	(6,860)	60,567

Segments operating profit	1,000	3,848	493	5,341

Segments tangible and intangible assets	8,469	24,836	1,804	35,109

Depreciation, amortization and impairment expenses	338	3,067	-	3,405

Expenditure for assets	149	1,647	-	1,796

c.	Summary information about geographical areas:

		Year ended December 31,
		2017	2016	2015
1.	Revenues *):
	Israel	35,230	29,438	26,487
	Latin America (mainly Mexico)	9,603	7,009	7,601
	Brazil	14,248	9,142	7,173
	Argentina	4,607	3,995	4,616
	Europe	4,413	4,501	5,271
	Other	10,054	10,268	9,419

		78,155	64,353	60,567

*) Revenues are attributed to geographic areas based on the location of the end customers.

		Year ended December 31,
		2017	2016	2015
2.	Long-lived assets:
	Israel	1,999	1,248	978
	Argentina	614	627	539
	Mexico	358	298	229
	Brazil	2,398	2,949	1,090
	South Africa	463	489	436
	Other	16	3	6

		5,848	5,614	3,278

d.	In 2017, 2016 and 2015, none of our customer accounted above 10% of the Company's revenues.